Information about financial instruments (Tables)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments [Abstract]
Schedule of Financial Assets

	Carrying amount			Fair value
	December 31,			December 31,
	2017	2018	2019	2017	2018	2019
	(in thousands)
Financial assets:
Trade and other receivables
Trade receivables	$20,926	$15,884	$9,977	$20,926	$15,884	$9,977
Deposits and other receivables
Deposits	402	394	401	402	394	401
Other financial assets
Long-term investments	353	337	335	353	337	335
Financial instruments at fair value through other comprehensive income
Cash flow hedges	72	—	46	72	—	46
Cash, cash equivalents and short-term investments	3,295	12,086	14,098	3,295	12,086	14,098
Total financial assets	$25,048	$28,701	$24,857	$25,048	$28,701	$24,857
Total current	$24,293	$27,970	$24,121	$24,293	$27,970	$24,121
Total non-current	$755	$731	$736	$755	$731	$736
Financial liabilities:
Lease liability	—	—	4,104	—	—	4,104
Interest-bearing loans and borrowings:
Interest-bearing receivables financing	7,413	10,295	4,068	7,413	10,295	4,068
Convertible debt	17,063	19,723	30,671	16,309	19,708	30,706
Venture debt	—	12,634	12,180	—	12,634	12,180
Government loans	2,071	1,431	1,002	2,071	1,431	1,002
Research project financing	4,004	4,688	5,696	4,004	4,688	5,696
Trade and other payables (current and non current)	13,023	9,412	9,973	13,023	9,412	9,973
Total financial liabilities	$43,574	$58,183	$67,694	$42,820	$58,168	$67,729
Total current	$21,935	$21,160	$27,363	$21,935	$21,160	$27,328
Total non-current	$21,639	$37,023	$40,331	$20,885	$37,008	$40,401

As at December 31, 2017, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2017	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	$353	—	$353	—

Financial instruments at fair value through other comprehensive income:
Cash flow hedge	$72	—	$72	—

As at December 31, 2018, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2018	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	$337	—	$337	—

As at December 31, 2019, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2019	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	$335	—	$335	—
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	46		46

As of December 31, 2019, 2018 and 2017, there were no liabilities measured at fair value.

Disclosure of Financial Liabilities

	Carrying amount			Fair value
	December 31,			December 31,
	2017	2018	2019	2017	2018	2019
	(in thousands)
Financial assets:
Trade and other receivables
Trade receivables	$20,926	$15,884	$9,977	$20,926	$15,884	$9,977
Deposits and other receivables
Deposits	402	394	401	402	394	401
Other financial assets
Long-term investments	353	337	335	353	337	335
Financial instruments at fair value through other comprehensive income
Cash flow hedges	72	—	46	72	—	46
Cash, cash equivalents and short-term investments	3,295	12,086	14,098	3,295	12,086	14,098
Total financial assets	$25,048	$28,701	$24,857	$25,048	$28,701	$24,857
Total current	$24,293	$27,970	$24,121	$24,293	$27,970	$24,121
Total non-current	$755	$731	$736	$755	$731	$736
Financial liabilities:
Lease liability	—	—	4,104	—	—	4,104
Interest-bearing loans and borrowings:
Interest-bearing receivables financing	7,413	10,295	4,068	7,413	10,295	4,068
Convertible debt	17,063	19,723	30,671	16,309	19,708	30,706
Venture debt	—	12,634	12,180	—	12,634	12,180
Government loans	2,071	1,431	1,002	2,071	1,431	1,002
Research project financing	4,004	4,688	5,696	4,004	4,688	5,696
Trade and other payables (current and non current)	13,023	9,412	9,973	13,023	9,412	9,973
Total financial liabilities	$43,574	$58,183	$67,694	$42,820	$58,168	$67,729
Total current	$21,935	$21,160	$27,363	$21,935	$21,160	$27,328
Total non-current	$21,639	$37,023	$40,331	$20,885	$37,008	$40,401

As at December 31, 2017, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2017	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	$353	—	$353	—

Financial instruments at fair value through other comprehensive income:
Cash flow hedge	$72	—	$72	—

As at December 31, 2018, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2018	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	$337	—	$337	—

As at December 31, 2019, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2019	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	$335	—	$335	—
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	46		46

As of December 31, 2019, 2018 and 2017, there were no liabilities measured at fair value.

Schedule of Present Fair Values of Derivative Financial Instruments
The following tables present fair values of derivative financial instruments at December 31, 2017 and 2019. There was no derivative financial instrument outstanding at December 31, 2018.

	At December 31, 2017
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S dollars)	€2,250	$53
Options (buy euros, sell U.S. dollars)	3,000	19
Total	€5,250	$72

	At December 31, 2019
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S. dollars)	€3,000	$46
Options (buy euros, sell U.S. dollars)	—	—
Total	€3,000	$46

Summary of Customers Representing Company's Total Revenue
The following table summarizes customers representing a significant portion of the Company’s total revenue:

Customer	Customer Location	% of total revenues for the year ended December 31,			Trade receivables at December 31,
		2019	2018	2017	2019	2018	2017
A	Taiwan	27%	32%	16%	$1,383,000	$5,881,000	$4,060,000
B	Korea	22%	—%	—%	2,680,000	—	—
C	Taiwan	10%	Less than 10%	—%	1,745,000	1,138,000	—
D	China	Less than 10%	13%	Less than 10%	—	1,858,000	911,000
E	Taiwan	Less than 10%	Less than 10%	17%	$201,000	$2,526,000	$5,352,000

Schedule of Liquidity Risk

	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Total
	(in thousands)
At December 31, 2017
Research project financing	$899	$1,246	$671	$291	$297	$441	$3,845
Interest-bearing receivables financing	7,413	—	—	—	—	—	7,413
Government loans	656	523	510	497	245	—	2,431
Convertible debt	—	15,730	9,175	—	—	—	24,905
Trade payables	13,023	—	—	—	—	—	13,023
Other current liabilities	5,138	—	—	—	—	—	5,138
	$27,129	$17,499	$10,356	$788	$542	$441	$56,755
At December 31, 2018
Research project financing	$238	$973	$2,043	$1,687	$375	$73	$5,389
Interest-bearing receivables financing	10,295	—	—	—	—	—	10,295
Government loans	499	487	475	234	—	—	1,695
Convertible debt	—	7,863	23,357	—	—	—	31,220
Venture debt	2,057	6,158	6,158	2,396	—	—	16,769
Trade payables	9,412	—	—	—	—	—	9,412
Other current liabilities	4,654	—	—	—	—	—	4,654
	$27,155	$15,481	$32,033	$4,317	$375	$73	$79,434
At December 31, 2019
Research project financing	$739	$2,252	$2,601	$368	$72	$—	$6,032
Interest-bearing receivables financing	4,068	—	—	—	—	—	4,068
Government loans	478	466	229	—	—	—	1,173
Convertible debt (1)	7,863	26,792	6,124	—	—	—	40,779
Venture debt	6,042	6,042	2,351	—	—	—	14,435
Lease liabilities	1,147	832	973	980	965	1,307	6,204
Trade payables	9,057	1,000	250	—	—	—	10,307
Other current liabilities	4,540	—	—	—	—	—	4,540
	$33,934	$37,384	$12,528	$1,348	$1,037	$1,307	$87,538

Schedule of Financial Liabilities

(in thousands)	January 1, 2017	Cash flows	Foreign exchange movement	Accrued interest	Non-cash impact of amendment	Other(1)	December 31, 2017
Government grant advances and loans	$5,745	2,600	915	90	—	(2,728)	$6,622
Convertible debt	$16,338	—	—	3,987	(3,097)	(165)	$17,063
Interest-bearing financing of receivables	$7,712	(299)	—	—	—	—	$7,413
Total	$29,795	2,301	915	4,077	(3,097)	(2,893)	$31,098

(in thousands)	January 1, 2018	Cash flows	Foreign exchange movement	Accrued interest	Non-cash impact of amendment	Other(1)	December 31, 2018
Government grant advances and loans	$6,622	985	(250)	151	—	(1,146)	$6,362
Convertible debt	$17,063	3,202	—	4,435	(3,630)	(1,347)	$19,723
Venture debt	$—	13,369	(243)	327	—	(819)	$12,634
Interest-bearing financing of receivables	$7,413	2,882	—	—	—	—	$10,295
Total	$31,098	20,438	(493)	4,913	(3,630)	(3,312)	$49,014

(in thousands)	January 1, 2019 *	Cash flows	Foreign exchange movement	Accrued interest	Other(1)	December 31, 2019
Government grant advances and loans	$6,362	1,006	(112)	220	145	$7,621
Convertible debt	$19,723	7,967	—	5,844	(2,863)	$30,671
Venture debt	$12,634	(2,010)	(240)	1,796	—	$12,180
Lease liabilities	$4,623	(1,922)	49	622	732	$4,104
Interest-bearing financing of receivables	$10,295	(6,227)	—	—	—	$4,068
Total	$53,637	(1,186)	(303)	8,482	(1,986)	$58,644
* Restated to reflect the impact of the adoption of IFRS 16 Leases
(1) Amounts included in Other for 2018 and 2019 mainly represent the amounts recorded in equity related to the issuance of debt with an equity component, the reduction of grants as the corresponding expense is incurred and new grants to be received. In 2019, Other includes as well as additions in lease liabilities, which are non-cash. Amounts included in Other for 2017 mainly represent the reduction of grants as the corresponding expense is incurred and new grants to be received.